SEGMENT INFORMATION - ADDITIONAL INFORMATION (Details) $ in Millions	3 Months Ended								12 Months Ended
	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Sep. 30, 2013 USD ($)	Jun. 30, 2015 USD ($) segment	Jun. 30, 2014 USD ($)	Jun. 30, 2013 USD ($)
Number of reportable segments | segment									5
Number of Operating Segments									9
Percentage of Consolidated Net Sales by Business Unit									5.00%
Net Sales	$ 16,553	$ 16,930	$ 18,495	$ 18,771	$ 18,115	$ 18,231	$ 19,299	$ 18,756	$ 70,749	$ 74,401	$ 73,910
Property, Plant and Equipment, Net	19,655				21,607				$ 19,655	$ 21,607
Wal-Mart Stores Inc And Affiliates
Percentage Of Total Revenues By Customer									14.00%	14.00%	14.00%
UNITED STATES
Net Sales									$ 26,800	$ 26,700	$ 26,600
Property, Plant and Equipment, Net	$ 8,300				$ 8,600				$ 8,300	$ 8,600